Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands							1 Months Ended
	Sep. 23, 2024 EUR (€) shares	Sep. 23, 2024 USD ($) shares	Sep. 20, 2024 shares	Sep. 19, 2024 USD ($) shares	Sep. 03, 2024 USD ($) Multiple	Jan. 29, 2024 USD ($)	Sep. 30, 2024 EUR (€) Multiple	Sep. 30, 2024 USD ($) Multiple	Jan. 31, 2024 USD ($)	Sep. 30, 2024 kr / shares	Sep. 19, 2024 kr / shares	Dec. 31, 2023 EUR (€)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Significant Events In The Reporting Period LineItems
Nominal value per share | kr / shares										kr 1
Net proceeds from offering cost	€ 290,600	$ 323,600,000
Balance of equity | €							€ 97,320					€ 145,697	€ 73,433	€ (263,348)
American depository shares [member]
Significant Events In The Reporting Period LineItems
Nominal value per share | kr / shares											kr 1
Aggregate sale and issuance of share | shares	2,300,000	2,300,000
Exercised option to purchase | shares			300,000
Public offering price | shares				300,000
Sold at public offering price				$ 150
Issue of ordinary share | shares				2,000,000
Purchase by underwriters price				$ 141
Third Party Investors [Member]
Significant Events In The Reporting Period LineItems
Commitment from investors						$ 150,000,000			$ 150,000,000
Ownership percentage									42.00%
Royalty Pharma [member]
Significant Events In The Reporting Period LineItems
Funding received in exchange of royalty payments								$ 150,000,000
Royalty payment ending period							Dec. 31, 2029	Dec. 31, 2029
Net proceeds from royalty funding agreement							€ 134,200	$ 148,200,000
Royalty Pharma [member] | Bottom of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple							1.65	1.65
Royalty Pharma [member] | Top of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple							2	2
Royalty Pharma U.S. Yorvipath [member]
Significant Events In The Reporting Period LineItems
Funding received in exchange of royalty payments								$ 150,000,000
Funding received					$ 150,000,000			$ 150,000,000
Net revenue from sales interest payment in percentage in exchange for funding					3.00%		3.00%	3.00%
Royalty payment ending period					Dec. 31, 2029
Royalty Pharma U.S. Yorvipath [member] | Bottom of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple					1.65
Royalty Pharma U.S. Yorvipath [member] | Top of range [member]
Significant Events In The Reporting Period LineItems
Multiple of the purchase price were royalty payment will cease | Multiple					2